Financial risk management (Details 4) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade and Other payables	$ 134,662	$ 106,548
Borrowings	0	0
Other financial liabilities	2,765	2,765
Not later than one year [member]
Trade and Other payables	134,662	106,548
Borrowings	0	0
Other financial liabilities	0	0
Later than one year and not later than five years [member]
Trade and Other payables	0	0
Borrowings	0	0
Other financial liabilities	0	0
Later than five years [member]
Trade and Other payables	0	0
Borrowings	0	0
Other financial liabilities	2,765	2,765
Kibali Jersey Limited [Member]
Trade and Other payables	104,633	131,859	$ 117,083
Borrowings	48,806	57,214	61,555
Future finance charge on finance lease	(9,662)	(13,545)	(18,696)
Kibali Jersey Limited [Member] | Not later than one year [member]
Trade and Other payables	104,633	131,859	117,083
Borrowings	7,596	10,285	9,808
Future finance charge on finance lease	3,345	3,974	2,461
Kibali Jersey Limited [Member] | Later than one year and not later than five years [member]
Trade and Other payables	0	0	0
Borrowings	41,210	46,929	39,075
Future finance charge on finance lease	6,820	8,693	12,430
Kibali Jersey Limited [Member] | Later than five years [member]
Trade and Other payables	0	0	0
Borrowings	0	0	12,672
Future finance charge on finance lease	$ 305	$ 878	$ 3,805